Contract liability - Movement of contract liability (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract liability
Balance - Beginning of year	$ 55,193	$ 24,820
Deposits		26,112
Proceeds from contract liability	(1,326)	(2,792)
Accretion on the contract liability's financing component	9,302	7,377
Cumulative catch-up adjustment	(34,581)	(4,362)
Currency translation adjustment	3,133	4,038
Balance - End of year	31,721	55,193
Current liabilities	21	941
Non-current liabilities	31,700	54,252
Contract liability	31,721	$ 55,193
Decrease in expected production for certain of the mining sites resulted in a catch-up adjustment	$ 33,600